Pension and similar obligations - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (32)	$ (31)	$ (74)
Interest expense	(3)	(2)	(4)
Changes excluding amounts included in interest expense	(8)	1	47
Irrecoverable surplus impact at 31 December	$ (43)	$ (32)	$ (31)